Expense Example {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-16 - Fidelity Managed Retirement 2020 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Managed Retirement 2020 Fund-Class A
Expense Example:
1 year	$ 644
3 years	792
5 years	953
10 years	1,418
Fidelity Advisor Managed Retirement 2020 Fund-Class I
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	$ 591